LEASES - Disclosures in respect of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosures in respect of right-of-use assets
Balance at beginning	$ 1,577
Balance at ending	1,191	$ 1,577
Cost
Disclosures in respect of right-of-use assets
Balance at beginning	3,648
Initially consolidated subsidiary	350
Modification	32
Termination	(31)
Revaluation recognized in OCI	(17)
Other	(12)
Balance at ending	3,970	3,648
Accumulated depreciation
Disclosures in respect of right-of-use assets
Balance at beginning	(2,071)
Depreciation	713
Termination	1
Revaluation recognized in OCI	(4)
Balance at ending	(2,779)	(2,071)
Offices
Disclosures in respect of right-of-use assets
Balance at beginning	1,577
Balance at ending	1,136	1,577
Offices | Cost
Disclosures in respect of right-of-use assets
Balance at beginning	3,648	2,974
Addition		287
Initially consolidated subsidiary	246
Modification	32	674
Disposal		305
Revaluation recognized in OCI	(13)
Other	(12)	18
Balance at ending	3,901	3,648
Offices | Accumulated depreciation
Disclosures in respect of right-of-use assets
Balance at beginning	(2,071)	(1,590)
Depreciation	697	677
Disposal		(196)
Revaluation recognized in OCI	(3)
Balance at ending	(2,765)	$ (2,071)
Cars
Disclosures in respect of right-of-use assets
Balance at ending	55
Cars | Cost
Disclosures in respect of right-of-use assets
Initially consolidated subsidiary	104
Termination	(31)
Revaluation recognized in OCI	(4)
Balance at ending	69
Cars | Accumulated depreciation
Disclosures in respect of right-of-use assets
Depreciation	16
Termination	1
Revaluation recognized in OCI	(1)
Balance at ending	$ (14)